Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
9.	INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	December 31, 2021	December 31, 2020
Trademark and license	12,050	$11,755
Software	44,880	43,780
Less: accumulated amortization	(26,671)	(20,562)
	$30,259	$34,973

For the years ended December 31, 2021, 2020 and 2019, amortization expense totaled $5,525, $4,544, and $6,234, respectively.